Property, Plant and Equipment - Summary of maturity analysis of operating lease payments receivable (Detail) - Operating Lease Agreement [Member] - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis Of Operating Lease Receivables [Line Items]
Operating Lease Payment Receivables	$ 18.0	$ 166.1
Year 1 [member]
Disclosure Of Maturity Analysis Of Operating Lease Receivables [Line Items]
Operating Lease Payment Receivables	$ 18.0	149.1
Year 2 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Receivables [Line Items]
Operating Lease Payment Receivables		$ 17.0